JPMorgan Active Growth ETF
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.4%
Aerospace & Defense — 1.3%
GE Aerospace	141,674	42,618,373
Howmet Aerospace, Inc.	175,031	34,346,333
RTX Corp.	90,612	15,162,106
TransDigm Group, Inc.	8,264	10,892,117
		103,018,929
Automobiles — 3.4%
Tesla, Inc. *	596,209	265,146,066
Beverages — 0.3%
Coca-Cola Co. (The)	327,383	21,712,041
Biotechnology — 3.8%
AbbVie, Inc.	134,694	31,187,048
Alnylam Pharmaceuticals, Inc. *	130,806	59,647,536
Gilead Sciences, Inc.	393,834	43,715,574
Insmed, Inc. *	592,785	85,366,968
Natera, Inc. *	327,507	52,718,802
Neurocrine Biosciences, Inc. *	175,800	24,678,804
		297,314,732
Broadline Retail — 5.4%
Alibaba Group Holding Ltd., ADR (China) (a)	210,615	37,643,219
Amazon.com, Inc. *	1,394,915	306,281,487
MercadoLibre, Inc. (Brazil) *	15,680	36,643,219
Sea Ltd., ADR (Singapore) *	194,367	34,739,214
		415,307,139
Building Products — 0.4%
Trane Technologies plc	77,695	32,784,182
Capital Markets — 4.5%
Blackstone, Inc.	374,227	63,936,683
Charles Schwab Corp. (The)	235,558	22,488,722
Goldman Sachs Group, Inc. (The)	119,592	95,237,089
Interactive Brokers Group, Inc., Class A	405,299	27,888,624
Intercontinental Exchange, Inc.	124,734	21,015,184
KKR & Co., Inc.	36,667	4,764,877
Moody's Corp.	45,299	21,584,068
Robinhood Markets, Inc., Class A *	534,565	76,539,017
Tradeweb Markets, Inc., Class A	112,385	12,472,487
		345,926,751
Commercial Services & Supplies — 0.2%
Copart, Inc. *	408,229	18,358,058
Communications Equipment — 0.5%
Arista Networks, Inc. *	136,950	19,954,984
Ciena Corp. *	117,271	17,082,867
		37,037,851

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Construction & Engineering — 0.9%
Comfort Systems USA, Inc.	10,810	8,920,196
Quanta Services, Inc.	148,072	61,363,998
		70,284,194
Construction Materials — 0.2%
Eagle Materials, Inc.	63,060	14,695,502
Consumer Finance — 0.3%
SoFi Technologies, Inc. *	769,754	20,336,901
Consumer Staples Distribution & Retail — 1.1%
Casey's General Stores, Inc.	32,319	18,270,577
Walmart, Inc.	665,843	68,621,780
		86,892,357
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc. *	36,977	4,014,593
Electrical Equipment — 0.9%
AMETEK, Inc.	132,609	24,930,492
Eaton Corp. plc	5,332	1,995,501
GE Vernova, Inc.	74,619	45,883,223
		72,809,216
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	194,225	24,035,344
Celestica, Inc. (Canada) *	52,902	13,033,995
		37,069,339
Energy Equipment & Services — 0.3%
TechnipFMC plc (United Kingdom)	549,504	21,677,933
Entertainment — 3.4%
Netflix, Inc. *	130,251	156,160,529
ROBLOX Corp., Class A *	262,087	36,304,291
Spotify Technology SA *	55,141	38,488,418
Take-Two Interactive Software, Inc. *	141,248	36,492,833
		267,446,071
Financial Services — 2.8%
Berkshire Hathaway, Inc., Class B *	28,152	14,153,136
Mastercard, Inc., Class A	333,237	189,548,538
Visa, Inc., Class A	40,252	13,741,228
		217,442,902
Ground Transportation — 0.9%
Uber Technologies, Inc. *	708,446	69,406,455
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	359,312	48,126,249
Intuitive Surgical, Inc. *	71,560	32,003,779
		80,130,028

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Providers & Services — 0.7%
Hims & Hers Health, Inc. * (a)	275,472	15,624,772
McKesson Corp.	54,619	42,195,362
		57,820,134
Hotels, Restaurants & Leisure — 3.2%
Booking Holdings, Inc.	15,775	85,173,484
DoorDash, Inc., Class A *	405,228	110,217,964
Flutter Entertainment plc (United Kingdom) *	74,975	19,043,650
Hilton Worldwide Holdings, Inc.	45,884	11,904,145
McDonald's Corp.	62,390	18,959,697
		245,298,940
Household Durables — 0.5%
DR Horton, Inc.	105,930	17,951,957
Garmin Ltd.	77,736	19,140,158
		37,092,115
Independent Power and Renewable Electricity Producers — 0.6%
Vistra Corp.	216,873	42,489,758
Industrial Conglomerates — 1.0%
3M Co.	502,130	77,920,533
Insurance — 0.2%
Progressive Corp. (The)	62,335	15,393,628
Interactive Media & Services — 8.8%
Alphabet, Inc., Class C	1,081,315	263,354,268
Meta Platforms, Inc., Class A	544,103	399,578,361
Reddit, Inc., Class A *	93,414	21,484,286
		684,416,915
IT Services — 2.8%
Cloudflare, Inc., Class A *	134,729	28,911,496
International Business Machines Corp.	182,316	51,442,283
Shopify, Inc., Class A (Canada) *	473,863	70,420,781
Snowflake, Inc., Class A *	196,444	44,307,944
Twilio, Inc., Class A *	219,070	21,926,716
		217,009,220
Life Sciences Tools & Services — 0.5%
IQVIA Holdings, Inc. *	49,223	9,349,417
Mettler-Toledo International, Inc. *	8,679	10,654,427
Thermo Fisher Scientific, Inc.	46,034	22,327,411
		42,331,255
Machinery — 0.9%
Deere & Co.	51,841	23,704,816
Ingersoll Rand, Inc.	150,425	12,428,113
ITT, Inc.	193,203	34,536,968
		70,669,897

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — 0.9%
Cheniere Energy, Inc.	119,136	27,994,577
EOG Resources, Inc.	180,407	20,227,233
Williams Cos., Inc. (The)	311,504	19,733,779
		67,955,589
Pharmaceuticals — 0.6%
Eli Lilly & Co.	44,392	33,871,096
Johnson & Johnson	64,169	11,898,216
		45,769,312
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A *	85,970	13,545,433
Semiconductors & Semiconductor Equipment — 17.8%
Broadcom, Inc.	1,103,744	364,136,183
Lam Research Corp.	18,272	2,446,621
NVIDIA Corp.	4,967,696	926,872,906
ON Semiconductor Corp. *	280,919	13,852,116
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	205,623	57,428,447
Teradyne, Inc.	136,145	18,738,998
		1,383,475,271
Software — 17.2%
AppLovin Corp., Class A *	90,289	64,876,258
Atlassian Corp., Class A *	84,373	13,474,368
Crowdstrike Holdings, Inc., Class A *	89,786	44,029,259
Figma, Inc., Class A * (a)	69,909	3,626,180
HubSpot, Inc. *	44,515	20,824,117
Intuit, Inc.	127,258	86,905,761
Microsoft Corp.	1,496,503	775,113,729
Oracle Corp.	534,201	150,238,689
Palantir Technologies, Inc., Class A *	280,660	51,197,997
Palo Alto Networks, Inc. *	266,308	54,225,635
ServiceNow, Inc. *	56,717	52,195,521
Synopsys, Inc. *	29,934	14,769,136
		1,331,476,650
Specialized REITs — 0.2%
American Tower Corp.	92,602	17,809,217
Specialty Retail — 2.5%
AutoZone, Inc. *	11,000	47,192,640
Carvana Co. *	137,889	52,017,246
Home Depot, Inc. (The)	67,489	27,345,868
TJX Cos., Inc. (The)	271,673	39,267,616
Ulta Beauty, Inc. *	48,875	26,722,406
		192,545,776
Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.	2,117,118	539,081,756

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Tobacco — 0.7%
Philip Morris International, Inc.	345,205	55,992,251
Total Common Stocks (Cost $6,223,676,075)		7,636,904,890
Short-Term Investments — 2.2%
Investment Companies — 1.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (b) (c) (Cost $125,890,813)	125,890,813	125,890,813
Investment of Cash Collateral from Securities Loaned — 0.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (b) (c) (Cost $46,523,880)	46,523,880	46,523,880
Total Short-Term Investments (Cost $172,414,693)		172,414,693
Total Investments — 100.6% (Cost $6,396,090,768)		7,809,319,583
Liabilities in Excess of Other Assets — (0.6)%		(45,896,667)
NET ASSETS — 100.0%		7,763,422,916

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2025. The total value of securities on loan at September 30, 2025 is $44,936,263.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2025.

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,809,319,583	$—	$—	$7,809,319,583

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (a) (b)	$—	$58,292,363	$11,768,483	$—	$—	$46,523,880	46,523,880	$57,053	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (a) (b)	79,016,524	55,660,200	8,785,911	—	—	125,890,813	125,890,813	1,083,501	—
Total	$79,016,524	$113,952,563	$20,554,394	$—	$—	$172,414,693		$1,140,554	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.